Shareholder Fees	Jul. 31, 2025 USD ($)
ARK Innovation ETF | ARK Innovation ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
ARK Next Generation Internet ETF | ARK Next Generation Internet ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ARK Blockchain & Fintech Innovation ETF | ARK Blockchain & Fintech Innovation ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ARK Genomic Revolution ETF | ARK Genomic Revolution ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ARK Autonomous Technology & Robotics ETF | ARK Autonomous Technology & Robotics ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ARK Space & Defense Innovation ETF | ARK Space Exploration & Innovation ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
The 3D Printing ETF | The 3D Printing ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ARK Israel Innovative Technology ETF | ARK Israel Innovative Technology ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0